Finance Lease Receivables, Net - Summary of Finance Lease Receivables (Detail) - Dec. 31, 2018	CNY (¥)	USD ($)
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Finance lease receivables	¥ 2,769,506,956	$ 402,808,080
Add: unamortized initial direct costs	1,374,971	199,981
Less: unearned income	(351,176,064)	(51,076,439)
Less: allowance for finance lease receivables-collective	(13,544,836)	(1,970,015)
Total finance lease receivables, net	2,406,161,027	349,961,607
Finance lease receivables-current	1,123,703,618	163,435,913
Finance lease receivables-non-current	¥ 1,282,457,409	$ 186,525,694